RELATED PARTY TRANSACTIONS (Details) - Key management - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Cash compensation - salaries, short-term incentives, and other benefits	$ 8.9	$ 8.2
Long-term incentives, including share-based payments	6.2	6.8
Termination and post-retirement benefits	4.5	1.3
Total compensation paid to key management personnel	$ 19.6	$ 16.3